Document And Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Amendment Description

EXPLANATORY NOTE

This registration statement is filed by the registrant as a post-effective amendment on Form S-1 to update the Post- Effective Registration Statement on Form S-3 SEC file No 333-144865, as amended, which was declared effective by the Securities and Exchange Commission on September 22, 2010, and Registration Statement on Form S-3, File No. 333-168019 which was declared effective by the Securities and Exchange Commission on July 19, 2010.   The registrant is not seeking to register any additional shares pursuant to this Registration Statement.

Document Period End Date	Sep. 30, 2011
Entity Registrant Name	EMAGIN CORP
Entity Central Index Key	0001046995
Entity Filer Category	Smaller Reporting Company